Transactions with Related Parties (Tables)	3 Months Ended
Mar. 31, 2013
Transactions with related parties [Abstract]
Schedule Of Related Party Transactions [Table Text Block]

	March 31, 2013	December 31, 2012
Navios Holdings	$2,307	$1,853